CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Sale of products	$ 8,085	$ 5,718	$ 3,365
Services rendered	1,043	926	893
Total revenues	9,128	6,644	4,258
Cost of revenues:
Cost of products sold	3,072	2,514	1,780
Cost of services rendered	810	631	699
Total cost of revenues	3,882	3,145	2,479
Gross profit	5,246	3,499	1,779
Research and development	765	560	625
Marketing and selling	1,411	1,187	1,022
General and administrative	808	729	866
Operating Profit (loss)	2,262	1,023	(734)
Financial expenses - net	(144)	(365)	(278)
Profit (loss) before taxes on income	$ 2,118	$ 658	$ (1,012)
Taxes on income
Net Profit (loss) for the year	$ 2,118	$ 658	$ (1,012)
Profit (loss) per share:
Basic earnings (loss) per share	$ 0.025	$ 0.008	$ (0.013)
Diluted earnings (loss) per share	$ 0.025	$ 0.008	$ (0.013)
Weighted average number of shares used in Computation of Profit (loss) per share -
Basic	85,461	82,183	78,155
Diluted	85,681	83,519	78,155